Income Taxes - Summary of Tax Loss and Tax Credits (Detail) $ in Millions	Dec. 31, 2020 USD ($)
Tax Loss Carry Forwards [Member]
Disclosure of Income Taxes [Line Items]
2021	$ 93
2022	312
2023	475
2024	524
2025 and thereafter	14,897
Tax Loss And Tax Credits, Total	16,301
Amount of unrecognized carryforwards [Member]
Disclosure of Income Taxes [Line Items]
2021	81
2022	289
2023	454
2024	234
2025 and thereafter	12,078
Tax Loss And Tax Credits, Total	13,136
Amount of recognized carryforwards [Member]
Disclosure of Income Taxes [Line Items]
2021	12
2022	23
2023	21
2024	290
2025 and thereafter	2,819
Tax Loss And Tax Credits, Total	$ 3,165